Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0000931491
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C 000028882 [Member]
Shareholder Report [Line Items]
Fund Name	Wellington Shields All-Cap Fund
Class Name	Institutional Shares
Trading Symbol	WSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wellington Shields All-Cap Fund ("Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cmitfunds.com/literature. You can also request this information by contacting us at 1-888-626-3863.
Additional Information Phone Number	1-888-626-3863
Additional Information Website	https://www.cmitfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Institutional Shares	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
Net Assets	$ 58,765,872
Holdings Count | shares	41
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)
Net Assets ($)	$58,765,872
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]	Graphical Representation of Holdings (as of May 31, 2025) Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.